Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue Disaggregation
Revenues	¥ 123,851,332	$ 17,444,096	¥ 45,286,816	¥ 27,009,779
Motor vehicles
Revenue Disaggregation
Revenues	120,294,667	16,943,150	44,106,434	26,128,469
Other sales and services
Revenue Disaggregation
Revenues	3,556,665	$ 500,946	1,180,382	881,310
Revenue recognized at a point in time
Revenue Disaggregation
Revenues	123,623,481		45,150,485	26,917,836
Revenue recognized at a point in time | Motor vehicles
Revenue Disaggregation
Revenues	120,294,667		44,106,434	26,128,469
Revenue recognized at a point in time | Other sales and services
Revenue Disaggregation
Revenues	3,328,814		1,044,051	789,367
Revenue recognized over time
Revenue Disaggregation
Revenues	¥ 227,851		¥ 136,331	¥ 91,943